Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of reconciliation of the U.S. federal statutory income tax rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2018	2019
Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	(2.8)	3.0
Change in deferred tax asset valuation allowance	(16.1)	(21.3)
Stock-based compensation	(1.0)	(1.1)
Other	(1.1)	(0.7)

Effective income tax rate	0.0%	0.9%

Summary of Net deferred tax assets
Net deferred tax assets as of December 31, 2018 and 2019 consisted of the following:

	Year Ended December 31,
	2018	2019
Deferred tax assets:
Net operating loss carryforwards	$63,840	$85,979
Research and development credit carryforwards	2,550	2,527
Deferred revenue	11,138	8,450
Stock-based compensation	4,442	5,043
Startup costs	350	250
Operating lease liabilities	—	3,297
Other	782	932

Total deferred tax assets	83,102	106,478

Deferred tax liabilities:
Investment basis difference in NTN	(2,196)	(1,875)
Intangibles	(9,871)	(11,821)
Operating lease right-of-use assets	—	(2,940)
Other	(1,602)	(1,343)

Total deferred tax liabilities	(13,669)	(17,979)

Valuation allowance	(69,433)	(88,499)

Net deferred tax assets	$—	$—

Summary of changes in the valuation allowance for deferred tax assets
Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2018 and 2019 related primarily to the increase in net operating loss carryforwards and research and development tax credit carryforwards in 2018 and 2019 and were as follows:

	Year Ended December 31,
	2018	2019
Valuation allowance as of beginning of the year	$61,029	$69,433
Increases recorded to income tax provision	8,404	20,454
Decreases recorded as a benefit to income tax provision	—	(1,388)

Valuation allowance as of end of year	$69,433	$88,499